Financial Statements Schedule I - Balance Sheets (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2012 Parent Company USD ($)	Dec. 31, 2012 Parent Company CNY	Dec. 31, 2011 Parent Company USD ($)	Dec. 31, 2011 Parent Company CNY	Dec. 31, 2010 Parent Company CNY	Dec. 31, 2009 Parent Company CNY
Current assets:
Cash and cash equivalents	$ 72,205	449,844	$ 125,456	781,601	1,060,067	270,587	$ 3,684	22,953	$ 7,234	45,069	39,898	8,847
Other current assets	13,332	83,058		53,862			542	3,374		1,014
Total current assets	160,014	996,906		1,173,817			4,226	26,327		46,083
Other assets	21,434	133,536		102,056			76	471		628
Investment in subsidiaries							392,064	2,442,597		2,204,258
Total assets	695,043	4,330,187		3,524,950			396,366	2,469,395		2,250,969
Current liabilities:
Deferred revenue	32,185	200,515		138,148			240	1,496		1,500
Accrued expenses and other current liabilities	30,076	187,380		142,146			136	840
Total current liabilities	185,333	1,154,642		793,343			376	2,336		1,500
Deferred revenue	16,019	99,800		71,698			300	1,870		3,375
Total liabilities	295,280	1,839,622		1,269,066			676	4,206		4,875
Equity:
Ordinary shares (US$0.0001 par value per share; 8,000,000,000 shares authorized; 242,604,223 and 244,494,095 shares issued and outstanding as of December 31, 2011 and 2012, respectively)	29	180		179			29	180		179
Additional paid-in capital	360,091	2,243,403		2,199,954			360,091	2,243,403		2,199,954
Retained earnings	41,735	260,014		85,127			41,735	260,014		85,127
Accumulated other comprehensive loss	(6,165)	(38,408)		(39,166)			(6,165)	(38,408)		(39,166)
Total equity	395,690	2,465,189		2,246,094			395,690	2,465,189		2,246,094
Total liabilities and equity	$ 695,043	4,330,187		3,524,950			$ 396,366	2,469,395		2,250,969